Taxes - Significant components of deferred tax assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ (6,504,286)	$ (6,500,758)	$ (6,500,758)	$ (4,736,112)
UNITED STATES
Operating Loss Carryforwards [Line Items]
Deferred tax assets	6,451,152	6,408,628	6,408,628	4,704,833
CANADA
Operating Loss Carryforwards [Line Items]
Deferred tax assets	$ 53,134	53,134	53,134	640
SINGAPORE
Operating Loss Carryforwards [Line Items]
Deferred tax assets		$ 38,996	$ 38,996	$ 30,639